[OBJECT OMITTED]
--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------



                                 August 18, 1999




TO:  Our Unit Holders

On June 30, 1999, the net asset value of the Clearwater Growth Fund was $28.20 per unit. The net asset value of the Clearwater Small Cap Fund was $14.54 per unit. On a total return basis for 1999, the Clearwater Growth Fund increased by 8.8% and the Clearwater Small Cap Fund increased by 11.2%. For comparative purposes, the Russell 1000 increased by 11.5% and the Russell 2000 increased by 9.3%. For the second quarter, the Clearwater Growth Fund increased 4.9% and the Clearwater Small Cap Fund increased 21.6%. The Russell 1000 increased 7.1% and the Russell 2000 increased 15.6%.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments on the first half and the outlook for balance of 1999:

   "The first half of 1999 has been marked by trend reversals in both size and style preference among U.S. investors. While the first quarter saw the continuation of solid gains in large capitalization growth companies, value stocks and smaller stocks took the lead in the second quarter. The trend reversals in style, value vs. growth was more pronounced in the large capitalization sector.

   The portfolio trailed the Russell 1000 index benchmark during the first half of 1999 by 2.6% due to the strong residual sector and stock specific biases that were present in the original portfolio. The relative under-performance can be attributed nearly entirely to the month of April when the healthcare sector, especially drug stocks, performed extremely poorly. The portfolio has an overweight of more than 5% in this sector and has large positions in a few healthcare stocks. Listed below are some laggards in the healthcare sector that help illustrate the relative difference in performance of the portfolio vs. the Russell1000 index.

--------------- --------------- --------------- ------------------------------
                   Portfolio       Benchmark       Performance
                                                    (April 99)
--------------- --------------- --------------- ------------------------------
Mckesson             1.0%            0.1%            -47.0%
--------------- --------------- --------------- ------------------------------
Elan Plc             0.7%            0.0%            -26.0%
--------------- --------------- --------------- ------------------------------
 Amgen               1.2%            0.3%            -17.9%
--------------- --------------- --------------- ------------------------------
 Pfizer              2.6%            1.2%            -17.0%
--------------- --------------- --------------- ------------------------------
 Biogen              1.3%            0.1%            -16.8%
--------------- --------------- --------------- ------------------------------

  August 18, 1999
  Page 2

  Parametric Portfolio Associates (cont.)
  Please note that many of these securities have been systematically trimmed from their original late 1997 positions (e.g. Mckesson HBOC constituted more than 3% of the initial portfolio in late 1997) and Parametric continues to look for opportunities to further reduce these positions. Though many of these securities have fallen considerably, all are well above their original cost.

  While the initial "tracking error" experience of the Clearwater portfolio relative to the Russell 1000 has been sharply negative, Parametric believes the current course of action is being affirmed in several areas:

1. The portfolio has participated strongly in the overall upward movement in the U.S. market and subject to low fees and tax costs.

2.   Parametric has reduced predicted tracking error by 50% over this period.

3. The eighteen months since the inception of this strategy is a very short time relative to the investment horizon of these assets.

  Looking forward, Parametric expects to continue to make solid progress in diversifying the current portfolio. We will focus primarily on reducing large active exposures to economic sectors and capitalization ranges while remaining cognizant of concentrated positions in single stocks. We currently plan not to realize net capital gains as long as the portfolio is on schedule to meet its tracking error targets."


Kennedy Capital Management, the sub-advisor for the Clearwater Small Cap Fund, made the following comments:

   "The market broadened considerably in the second quarter of 1999 and finally embraced small capitalization stocks. The Russell 2000 gained about 15.5% while large capitalization stocks added 7%. The quarter consistently favored small stocks, but momentum once again shifted to large stocks in the last few days of June. On June 30th the Federal Open Market Committee ("FOMC") announced a quarter of one- percent rise in interest rates combined with a neutral policy stance. Investors responded by going on a buying spree, particularly targeting their favorite growth stocks. Since the July 4th holiday, small stocks have once again assumed leadership.

   In spite of this strong second quarter, there are many uncertainties as we enter the final six months of the millennium, and equity returns are likely to be choppy. First, we believe that investor confidence in the persistence of a benign interest rate environment is misplaced.

   August 18, 1999
   Page 3


   Kennedy Capital Management (cont.)
   The FOMC's announced neutral policy stance notwithstanding, there is a significant chance of another interest rate increase in 1999 for both economic and political reasons. Wage rates, labor demand, and consumer spending suggests inflation pressure is building.

   While prices, consumer and wholesale prices as opposed to housing and asset prices, are currently well behaved, the Fed is likely to try to avoid interfering in the electoral process. This means that any preemptive increases will come sooner than later, i.e. in 1999 and not in the 2000 election year. A second force for an unsettled market is the Y2K jitters. Expectations of year 2000 problems may be overblown, but the prospects of these problems will undermine investor confidence. Finally, the market as a whole - specifically the large capitalization segment - is priced at unprecedented level and is going to have difficulty establishing much of an upward move and could retreat substantially.

   What does this mean for small-cap investors? It suggests that the "break-out" they (WE!) have been waiting for will probably not happen in 1999. However, it should be a reasonably good period for small stocks, at least on a relative basis. With large-cap investors growing more nervous, we are seeing
   1) an increasing number of takeovers of small companies by large firms, 2) growing buyout activity including the formation of LBO firms, a direct indication that the purchase of these smaller companies can be easily supported with debt at these valuation levels, and 3) more insider buying; First Call Corp., for example, reports that small company "insiders" are buying rather than selling their company stock at a two to one ratio. A year ago that ratio was reversed.

   We at Kennedy Capital have been waiting for he development of these conditions. We continue to scour the markets for under-followed and under-priced companies. There are many such firms. We recently ran a screen for stocks of companies below $2 billion in market capitalization, selling at less than book value and earning money. That exercise produced a list of 627 companies. Some of these are very attractive, and we are looking at each of them to assess their potential."


Clearwater Investment Trust             Clearwater Management Company
P. W. Pascoe, Chairman and Treasurer    P. W. Pascoe, Chairman and Treasurer
Samuel B. Carr, Jr.                     W. T. Weyerhaeuser, V. P. and Secretary
Stanley R. Day, Jr.                     E. C. Driscoll
Robert J. Phares                        W. John Driscoll
F. T. Weyerhaeuser                      C. W. Morley
                                        F. W. Piasecki
D.C. Titcomb, V. P. and Secretary       D. C. Titcomb
                                        G. H. Weyerhaeuser, Jr.

                                                    CLEARWATER INVESTMENT TRUST



STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999                                                                                                GROWTH       SMALL CAP
                                                                                                              FUND          FUND
ASSETS

Investments in securities, at market value (note 2)
 (identified cost: $60,950,230 Growth Fund; $40,827,790 Small Cap Fund)                                 $148,512,270    $48,783,657
Cash                                                                                                           2,116         10,525
Receivable for investment securities sold                                                                          0      1,075,626
Accrued dividend and interest receivable                                                                      83,899         10,269
Other receivables                                                                                                  0              0
                                                                                                       --------------  -------------

                                                                        TOTAL ASSETS                     148,598,285     49,880,077

LIABILITIES

Payables for investment securities purchased                                                                       0      1,161,475
Accrued management fee                                                                                       160,085        145,577
                                                                                                       --------------  -------------

                                                                   TOTAL LIABILITIES                         160,085      1,307,052

NET ASSETS                                                                                              $148,438,200    $48,573,025
                                                                                                       ==============  =============





CAPITAL

Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no par value for each Fund:
   outstanding 5,263,138 and 3,340,535 shares, respectively (note 2))                                    $59,558,936    $38,289,504
Accumulated net income(loss)                                                                                 436,611        (69,714)
Accumulated net realized gain                                                                                880,612      2,397,368
Unrealized appreciation of investments                                                                    87,562,041      7,955,867
                                                                                                       --------------  -------------

NET ASSETS                                                                                              $148,438,200    $48,573,025
                                                                                                       ==============  =============

Net asset value per share of outstanding capital stock                                                       $ 28.20        $ 14.54


See accompanying notes to financial statements                   1

                                                    CLEARWATER INVESTMENT TRUST



STATEMENTS OF OPERATIONS
For Period Ended June 30, 1999                                                                                GROWTH      SMALL CAP
                                                                                                               FUND         FUND
INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $1,001 and $0, respectively)                               $551,214       $171,906
     Interest                                                                                                  7,669         38,680
                                                                                                       --------------  -------------

TOTAL INCOME                                                                                                 558,883        210,586

     Expenses:  (note 5)
          Income tax expense                                                                                   5,240             25
          Investment advisory fee                                                                            312,961        280,275
                                                                                                       --------------  -------------

TOTAL EXPENSES                                                                                               318,201        280,300

                                                        NET INVESTMENT INCOME (LOSS)                         240,682        (69,714)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on security transactions                                                                 880,612      2,397,368
  Unrealized appreciation during the period                                                               10,831,367      2,539,548
                                                                                                       --------------  -------------

                                                             NET GAIN ON INVESTMENTS                      11,711,979      4,936,916
                                                                                                       --------------  -------------

                                          NET INCREASE IN NET ASSETS FROM OPERATIONS                     $11,952,661     $4,867,202
                                                                                                       ==============  =============


STATEMENTS OF CHANGES IN NET ASSETS

For Period Ended June 30, 1999                                                    GROWTH FUND                    SMALL CAP FUND
                                                                           6/30/99        12/31/98        6/30/99        12/31/98
OPERATIONS
  Net investment income(loss)                                               $240,682        $474,100        ($69,714)     ($115,508)
  Net realized gain(loss) on investments                                     880,612        (205,323)      2,397,368      3,235,880
  Unrealized appreciation(depreciation) during the period                 10,831,367      24,810,426       2,539,548     (6,246,007)
                                                                       --------------  --------------  --------------  -------------

                     NET INCREASE (DECREASE) IN ASSETS FROM OPERATIONS    11,952,661      25,079,203       4,867,202     (3,125,635)

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                            0        (278,171)              0              0
  Net realized gain on investments                                                 0               0               0     (3,235,811)
                                                                       --------------  --------------  --------------  -------------

                                   TOTAL DISTRIBUTIONS TO SHAREHOLDERS             0        (278,171)              0     (3,235,811)

CAPITAL SHARE TRANSACTIONS (note 4)
  Proceeds from shares sold                                                1,811,900         619,900       1,995,000      2,994,150
  Reinvestment of distributions from net investment income and gains         143,075       4,830,772       2,494,189      5,186,008
  Payments for shares redeemed                                              (242,000)     (2,338,395)              0     (3,440,487)
                                                                       --------------  --------------  --------------  -------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS                    1,712,975       3,112,277       4,489,189      4,739,671
                                                                       --------------  --------------  --------------  -------------

                                TOTAL INCREASE(DECREASE) IN NET ASSETS    13,665,636      27,913,309       9,356,391     (1,621,775)

NET ASSETS
  At the beginning of the period                                         134,772,564     106,859,255      39,216,634     40,838,409
                                                                       --------------  --------------  --------------  -------------

  At the end of the period                                              $148,438,200    $134,772,564     $48,573,025    $39,216,634
                                                                       ==============  ==============  ==============  =============

  Undistributed Net Income                                                  $436,611        $195,929              $0             $0
                                                                       ==============  ==============  ==============  =============

See accompanying notes to financial statements                   2

                          CLEARWATER INVESTMENT TRUST



        Notes to Financial Statements

(1)    Organization

           Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes two series of funds: Clearwater Growth Fund and Clearwater Small Cap Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the funds is long-term capital growth. The Clearwater Growth Fund invests in a broad list of equity securities that offer the potential for growth. The Clearwater Small Cap Fund primarily invests in equity and fixed income securities of companies that have total equity market capitalizations of $1 billion or lower.


(2)    Summary of Significant Accounting Policies

       The significant accounting policies followed by the funds are as follows:

           Investments in Securities

           Investments in securities are valued at the last sales price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

           Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

                          CLEARWATER INVESTMENT TRUST



          Federal Taxes

           The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

           For federal income tax purposes, the Growth Fund had a capital loss carryover of $205,323 at December 31, 1998, that will expire in 2006 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

           Net investment income and net realized gains (losses) for the funds my differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

           On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                   Clearwater      Clearwater
                                                   Growth Fund   Small Cap Fund
           --------------------------------------------------------------------
           --------------------------------------------------------------------
           Undistributed net investment income   $          0       $ 115,508
           Accumulated net realized gains                 975         (9,958)
           Additional paid-in capital                    (975)       (105,550)

           Distributions to Shareholders

           Distributions to shareholders from net investment income and net realized gains, if any, are declared annually and paid in cash or reinvested in additional shares. The Board of Trustees has declared a dividend in the total amount of $195,929 payable December 28, 1999 to shareholders of record of the Growth Fund on December 21, 1999. Such dividend comprises the remaining undistributed net income of the Growth Fund for 1998.

                          CLEARWATER INVESTMENT TRUST



           Use of Estimates

           The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.




(3)    Investment Security Transactions

           Cost of purchases and proceeds from sales of securities, other that temporary investments in short-term securities, for the period ended June 30, 1999, were as follows:
                                           Purchases   Sales proceeds
           -----------------------------------------------------------
           -----------------------------------------------------------
           Clearwater Growth Fund         $9,424,085     $8,134,971
           Clearwater Small Cap Fund      22,654,375     21,435,902




(4)    Capital Share Transactions

           Transactions in shares of each fund for the period ended June 30, 1999 and the year ended December 31, 1998, were as follows:

                                                    Clearwater                       Clearwater
                                                    Growth Fund                    Small Cap Fund
                                       ---------------------------------------------------------------------
                                             6/30/99          12/31/98            6/30/99         12/31/98

           -------------------------------------------------------------------------------------------------
           Sold                               67,275            25,983             152,633          198,063
           Issued for reinvested
             distributions                     5,520           228,190             190,687          340,289

           Redeemed                           (9,110)         (102,479)             -0-            (220,241)

           -------------------------------------------------------------------------------------------------
           Increase                           63,685           151,694             343,320          318,111
           -------------------------------------------------------------------------------------------------

                          CLEARWATER INVESTMENT TRUST



(5)    Expenses and Related Party Transactions

           The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman is a shareholder. Under terms of an agreement, Clearwater Growth Fund and Clearwater Small Cap Fund pay a monthly fee equal to an annual rate of 0.45% and 1.35% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

           The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, Inc., is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million.




(6)    Restricted Securities

           At June 30, 1999, investments in securities for the Clearwater Growth Fund includes a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The Fund currently limits investments in restricted securities to 15% of net assets at the time of purchase. The aggregate value of such security at June 30, 1999 was $1,523,500 representing 1.03% of net assets for the Clearwater Growth Fund.

                          CLEARWATER INVESTMENT TRUST



(7)  Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund
                                                                         Year ended December 31,
                                                   June 30,  ---------------------------------------------------
                                                     1999        1998    1997(c)     1996       1995      1994

       ---------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year             $25.92     21.17     17.88     17.01      13.62     14.49
       ---------------------------------------------------------------------------------------------------------
       Income from investment
         operations:
            Net investment income(loss)                 0.05      0.09     (0.01)    (0.01)      0.01      0.06
            Net realized and unrealized gains           2.23      4.71      5.08      3.68       4.43      0.11

       ---------------------------------------------------------------------------------------------------------
              Total from investment
                operations                              2.28      4.80      5.07      3.67       4.44      0.17

       ---------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income           0.00     (0.05)     0.00      0.00      (0.01)    (0.06)
         Distributions from net realized gains          0.00      0.00     (1.78)    (2.80)     (1.04)    (0.98)

       ---------------------------------------------------------------------------------------------------------
              Total distributions                       0.00     (0.05)    (1.78)    (2.80)     (1.05)    (1.04)

       ---------------------------------------------------------------------------------------------------------
       Net asset value, end of year                   $28.20     25.92     21.17     17.88      17.01     13.62

       ---------------------------------------------------------------------------------------------------------
       Total return(a)                                  8.8%     22.7%     28.4%     21.6%      32.6%      1.2%

       Net assets, end of year (000s omitted)       $148,438   134,773   106,859    93,922     84,775    65,999

       Ratio of expenses to average net assets         0.23%     0.45%     0.98%   1.08%(b)     1.08%     1.07%

       Ratio of net investment income (loss) to
         average net assets                            0.17%     0.39%    (0.06%)   (0.07%)     0.06%     0.39%

       Portfolio turnover rate (excluding short-
         term securities)                              5.81%     3.65%    38.16%    75.90%     58.64%    70.69%


       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Includes federal and state taxes of .01%.

       (c) Effective November 1, 1997, Parametric Portfolio Associates, Inc. became the subadvisor for the fund.

                          CLEARWATER INVESTMENT TRUST



Clearwater Small Cap Fund
                                                                          Year ended December 31,
                                                   June 30,  ---------------------------------------------------
                                                      1999      1998      1997      1996       1995     1994(b)

       ---------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year             $13.08     15.24     12.74     11.47       9.89     12.26
       ---------------------------------------------------------------------------------------------------------
       Income from investment
         operations:
            Net investment income(loss)                (0.02)    (0.04)    (0.02)     0.00       0.04      0.17
            Net realized and unrealized gains(losses)   1.48     (1.04)     5.14      1.71       2.56     (0.99)

       ---------------------------------------------------------------------------------------------------------
              Total from investment
                operations                              1.46     (1.08)     5.12      1.71       2.60     (0.82)

       ---------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income           0.00      0.00      0.00      0.00      (0.04)    (0.17)
         Excess distributions from net invest income    0.00      0.00      0.00     (0.01)      0.00      0.00
         Distributions from net realized gains          0.00     (1.08)    (2.62)    (0.42)     (0.98)    (1.38)
         Tax return of capital                          0.00      0.00      0.00     (0.01)      0.00      0.00

       ---------------------------------------------------------------------------------------------------------
              Total distributions                       0.00     (1.08)    (2.62)    (0.44)     (1.02)    (1.55)

       ---------------------------------------------------------------------------------------------------------
       Net asset value, end of year                   $14.54     13.08     15.24     12.74      11.47      9.89

       ---------------------------------------------------------------------------------------------------------
       Total return(a)                                 11.2%     (7.1%)    40.2%     15.0%      26.3%     (6.7%)

       Net assets, end of year (000s omitted)        $48,573    39,217    40,838    32,774     26,826    17,998

       Ratio of expenses to average net assets         0.67%   1.36%(c)    1.35%   1.37%(c)     1.35%     1.40%

       Ratio of net investment income (loss) to
         average net assets                            (.17%)   (0.26%)   (0.17%)    0.00%      0.36%     1.61%

       Portfolio turnover rate (excluding short-
         term securities)                             52.69%    88.27%    92.22%    89.25%     77.46%   122.88%

       (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

       (b) Effective May 1, 1994, a change was implemented in the fund's investment policies whereby the fund must invest at least 65% of its total assets in securities of companies that have total equity market capitalizations of $1 billion or lower. Also effective January 1, 1994, Kennedy Capital Management became the sub-adviser for the fund.

       (c) Includes federal and state taxes of .01% in 1998 and .04% in 1996.

                                 CLEARWATER GROWTH FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                  FACE                                                                                         PERCENT
                 AMOUNT                                                                        MARKET            OF
                OR SHARES                       SECURITY                       COST           VALUE (a)      NET ASSETS

COMMON STOCKS
BANKS
                     9,786     BANK AMER CORP                                  656,291.74       717,436.12
                     2,600     BANK NEW YORK INC                                62,790.52        95,387.50
                     4,434     BANK ONE CORP                                   211,922.51       264,100.12
                     1,000     BANKBOSTON CORP                                  41,430.00        51,125.00
                       400     BB&T CORP                                        14,162.00        14,675.00
                    13,000     CHASE MANHATTAN CORP NEW                        654,888.75     1,126,125.00
                    37,617     CITIGROUP INC                                   542,003.72     1,786,807.50
                       450     COMERICA INC                                     23,943.00        26,746.87
                       800     FIFTH THIRD BANCORP                              38,237.50        53,250.00
                     4,000     FIRST AMERN CORP TENN                           107,205.00       166,250.00
                     2,834     FIRST UN CORP                                   135,000.24       133,198.00
                       600     FIRSTAR CORP WIS                                 14,174.50        16,800.00
                     1,800     FLEET FINL GROUP INC                             58,272.75        79,875.00
                     1,400     KEYCORP NEW                                      44,267.02        44,975.00
                     2,100     MBNA CORP                                        37,621.50        64,312.50
                     2,200     MELLON BK CORP                                   60,578.54        80,025.00
                       600     MORGAN J P & CO INC                              69,092.28        84,300.00
                     1,000     NATIONAL CITY CORP                               62,560.02        65,500.00
                       200     NORTHERN TRUST CORP                              14,850.00        19,400.00
                     1,300     PNC BK CORP                                      63,852.97        74,912.50
                     7,000     REPUBLIC NY CORP                                334,237.70       477,312.50
                       700     STATE STREET CORPORATION                         42,060.76        59,762.50
                       700     SUNTRUST BKS INC                                 46,060.77        48,606.25
                    55,000     TCF FINANCIAL CORP                              965,087.50     1,533,125.00
                     2,400     US BANCORP DEL                                   83,398.00        81,600.00
                       700     WACHOVIA CORP NEW                                54,867.00        59,893.75
                       336     WASHINGTON MUT INC                               13,262.00        11,886.00
                    55,000     WELLS FARGO & CO NEW                          1,250,765.50     2,351,250.00
                                                                          ---------------- ----------------
                                                                             5,702,883.79     9,588,637.11          6.46%
BUSINESS SERVICES
                    13,000     AMERICA ONLINE INC DEL (b)                    1,672,593.00     1,436,500.00
                     2,000     AUTOMATIC DATA PROCESSING INC                    52,653.80        88,000.00
                       700     BROWNING FERRIS INDS INC                         23,948.26        30,100.00
                    44,000     CERIDIAN CORP                                   548,909.80     1,438,250.00
                    10,000     COMPUTER SCIENCES CORP (b)                      341,043.55       691,875.00
                    52,000     DENDRITE INTL INC (b)                           317,216.10     1,878,500.00
                       100     ELECTRONIC DATA SYS CORP NEW                      3,917.93         5,656.25
                    22,000     FIRST DATA CORP                                 226,047.22     1,076,625.00
                    40,500     FISERV INC (b)                                  549,868.20     1,268,156.25
                       200     INTERPUBLIC GROUP COS INC                        12,024.50        17,325.00
                     1,040     MOMENTUM BUSINESS APPLICATIONS (b)                       -         7,345.00
                       200     OMNICOM GROUP                                    10,562.00        16,000.00
                    52,312     PAYCHEX INC                                     278,096.38     1,667,445.00
                     1,000     PITNEY BOWES INC                                 41,455.00        64,250.00
                    44,000     SAP AKTIENGESELLSCHAFT (c)                      401,720.00     1,523,500.00
                       450     STAPLES INC (b)                                   9,993.75        13,921.87
                    43,500     STEWART ENTERPRISES INC                         629,245.99       633,468.75
                    17,500     VODAFONE AIRTOUCH PLC                         1,048,159.20     3,447,500.00
                     1,087     WASTE MGMT INC DEL                               37,385.30        58,426.25
                                                                          ---------------- ----------------
                                                                             6,204,839.98    15,362,844.37         10.35%



See accompanying notes to investment securities             1                                                    (continued)

                                 CLEARWATER GROWTH FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                  FACE                                                                                         PERCENT
                 AMOUNT                                                                        MARKET            OF
                OR SHARES                       SECURITY                       COST           VALUE (a)      NET ASSETS
CAPITAL GOODS
                     1,500     CATERPILLAR INC                                  77,171.25        90,000.00
                    28,500     CRANE CO                                        515,675.00       895,968.75
                       800     DOVER CORP                                       27,686.52        28,000.00
                     1,800     EMERSON ELEC CO                                 101,620.50       113,175.00
                    38,600     GENERAL ELEC CO                               1,661,591.47     4,361,800.00
                       400     HONEYWELL INC                                    28,161.52        46,350.00
                       900     ILLINOIS TOOL WKS INC                            47,147.76        73,800.00
                       200     INGERSOLL RAND CO                                 8,874.50        12,925.00
                     8,000     OWENS CORNING                                   248,120.85       275,000.00
                       600     PPG INDS INC                                     34,142.28        35,437.50
                    17,000     TYCO INTL LTD NEW                               329,885.00     1,610,750.00
                                                                          ---------------- ----------------
                                                                             3,080,076.65     7,543,206.25          5.08%
CONSUMER DURABLES
                     1,247     DAIMLER CHRYSLER AG STUTTGART                    72,120.00       110,827.12
                     1,957     DELPHI AUTOMOTIVE SYS CORP                       31,459.52        36,326.81
                     1,100     EASTMAN KODAK CO                                 69,022.25        74,525.00
                     4,500     FORD MTR CO DEL                                 154,848.03       253,968.75
                     2,800     GENERAL MTRS CORP                               150,403.12       184,800.00
                    52,500     HARLEY DAVIDSON INC                             661,620.72     2,854,687.50
                     1,300     MASCO CORP                                       31,635.50        37,537.50
                                                                          ---------------- ----------------
                                                                             1,171,109.14     3,552,672.68          2.39%
CONSUMER NON DURABLES
                        40     AGRIBRANDS INTL INC (b)                           1,196.85         1,582.50
                     1,800     ANHEUSER BUSCH COS INC                           76,807.95       127,687.50
                     1,200     AVON PRODS INC                                   43,598.52        66,600.00
                     1,000     BESTFOODS                                        47,226.67        49,500.00
                       100     CLOROX CO                                        10,256.00        10,681.25
                    36,000     COCA COLA CO                                  1,081,705.00     2,250,000.00
                       200     COCA COLA ENTERPRISES INC                         6,637.00         5,950.00
                     1,000     COLGATE PALMOLIVE CO                             63,903.80        98,750.00
                       700     GENERAL MLS INC                                  46,317.00        56,262.50
                    33,000     GILLETTE CO                                     550,137.35     1,353,000.00
                     1,200     HEINZ H J CO                                     57,072.00        60,150.00
                     5,000     PEPSICO INC                                     186,237.50       193,437.50
                    31,500     PHILIP MORRIS COS INC                           520,988.30     1,265,906.25
                    18,000     PROCTER & GAMBLE CO                             728,181.20     1,606,500.00
                       200     QUAKER OATS CO                                   10,637.00        13,275.00
                     1,200     RALSTON PURINA CO                                35,239.67        36,525.00
                     3,200     SARA LEE CORP                                    82,505.44        72,600.00
                     3,950     SYSCO CORP                                      121,024.50       117,759.37
                       300     WRIGLEY WM JR CO                                 21,918.00        27,000.00
                                                                          ---------------- ----------------
                                                                             3,691,589.75     7,413,166.87          4.99%
CONSUMER SERVICES
                     2,812     AT&T CORP                                        36,887.50       103,341.00
                     4,400     CBS CORP (b)                                    122,493.25       191,125.00
                    37,000     CENDANT CORP (b)                                284,605.76       758,500.00
                       200     CLEAR CHANNEL COMMUNICATIONS (b)                 11,524.50        13,787.50
                     2,800     COMCAST CORP                                     44,837.50       107,625.00
                     7,050     DISNEY WALT CO                                  205,149.73       217,228.12
                     1,100     GANNETT INC                                      61,559.72        78,512.50
                    41,000     MARRIOTT INTL INC NEW                           352,253.59     1,532,375.00
                     5,400     MCDONALDS CORP                                  132,805.67       223,087.50
                       400     MCGRAW HILL COS INC                              16,537.00        21,575.00
                     2,400     MEDIAONE GROUP INC (b)                           70,585.41       178,500.00
                     1,850     PROMUS HOTEL CORP NEW (b)                        53,154.10        57,350.00
                     3,375     SODEXHO MARRIOTT SVCS INC (b)                   243,619.45        64,757.81
                     3,400     TIME WARNER INC                                 110,170.75       249,900.00
                       200     TRIBUNE CO NEW                                   13,712.00        17,425.00
                     2,600     VIACOM INC (b)                                   51,115.55       114,400.00
                                                                          ---------------- ----------------
                                                                             1,811,011.48     3,929,489.43          2.65%




See accompanying notes to investment securities             2                                                    (continued)

                                 CLEARWATER GROWTH FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                  FACE                                                                                         PERCENT
                 AMOUNT                                                                        MARKET            OF
                OR SHARES                       SECURITY                       COST           VALUE (a)      NET ASSETS
ENERGY
                    16,113     BP AMOCO PLC                                    854,870.23     1,748,261.80
                     2,500     CHEVRON CORP                                    214,043.68       237,968.75
                    17,300     EXXON CORP                                    1,241,282.16     1,334,262.50
                     3,000     MOBIL CORP                                      221,392.50       297,000.00
                    34,570     SCHLUMBERGER LTD                                979,887.95     2,201,676.87
                     3,000     TRANSOCEAN OFFSHORE INC                          75,090.00        78,750.00
                                                                          ---------------- ----------------
                                                                             3,586,566.52     5,897,919.92          3.97%
FINANCIAL SERVICES
                    33,000     ACE LTD                                         625,555.00       932,250.00
                       300     AFLAC INC                                        10,336.74        14,362.50
                    18,000     ALLSTATE CORP                                   559,336.40       645,750.00
                     1,900     AMERICAN EXPRESS CO                             161,114.01       247,237.50
                     1,000     AMERICAN GEN CORP                                55,185.00        75,375.00
                    20,848     AMERICAN INTL GROUP INC                         494,492.61     2,440,519.00
                       750     AON CORP                                         27,655.00        30,937.50
                     2,044     ASSOCIATES FIRST CAP CORP                        61,288.86        90,574.75
                         1     BERKSHIRE HATHAWAY INC DEL CL A (b)              59,481.43        68,900.00
                        12     BERKSHIRE HATHAWAY INC DEL CL B (b)              23,792.57        26,880.00
                       300     CAPITAL ONE FINL CORP                            11,424.75        16,706.25
                       600     CHUBB CORP                                       40,817.28        41,700.00
                       800     CIGNA CORP                                       45,024.00        71,200.00
                    12,000     EQUITABLE COMPANIES INC                         461,539.95       804,000.00
                    21,500     FEDERAL HOME LN MTG CORP                         65,945.84     1,247,000.00
                     4,000     FEDERAL NATL MTG ASSN                           210,333.75       273,500.00
                    18,000     FRANKLIN RES INC                                332,901.55       731,250.00
                     1,000     HARTFORD FINANCIAL SVCS GRP                      42,998.50        58,312.50
                     1,200     HOUSEHOLD INTL INC                               45,811.52        56,850.00
                       400     LINCOLN NATL CORP IN                             19,162.00        20,925.00
                       950     MARSH & MCLENNAN COS INC                         48,954.50        71,725.00
                    44,000     MERCURY GEN CORP NEW                            622,320.30     1,496,000.00
                     1,100     MERRILL LYNCH & CO INC                           78,459.70        87,931.25
                    24,000     MGIC INVT CORP WIS                              576,720.00     1,167,000.00
                     1,900     MORGAN STANLEY DEAN WITTER                      117,313.95       194,750.00
                    19,000     MUTUAL RISK MGMT LTD                            352,996.55       634,125.00
                    39,000     PRICE T ROWE & ASSOC INC                        544,918.25     1,496,625.00
                       300     PROVIDIAN FINL CORP                              15,774.50        28,050.00
                     8,500     RADIAN GROUP INC                                245,161.25       414,906.25
                       300     SCHWAB CHARLES CORP                               7,612.00        32,962.50
                       700     SLM HLDG CORP                                    28,837.00        32,068.75
                       200     TRANSAMERICA CORP                                11,937.25        15,000.00
                    19,000     XL CAPITAL LTD                                  523,635.00     1,073,500.00
                                                                          ---------------- ----------------
                                                                             6,528,837.01    14,638,873.75          9.86%
HEALTH CARE
                     5,800     ABBOTT LABS                                     191,129.25       263,900.00
                       700     AETNA INC                                        50,510.75        62,606.25
                     4,900     AMERICAN HOME PRODUCTS CORP                     196,436.73       281,750.00
                    28,000     AMGEN INC (b)                                   259,439.50     1,704,500.00
                     1,100     BAXTER INTL INC                                  54,547.25        66,687.50
                    31,000     BIOGEN INC (b)                                  450,884.15     1,993,687.50
                     7,600     BRISTOL MYERS SQUIBB CO                         359,778.10       535,325.00
                       600     CARDINAL HEALTH INC                              29,424.00        38,475.00
                    41,000     ELAN PLC (b)                                    625,284.55     1,137,750.00
                     1,400     GUIDANT CORP                                     44,560.75        72,012.50
                    54,000     HEALTHSOUTH CORP (b)                            425,790.00       806,625.00
                    16,500     JOHNSON & JOHNSON                               364,435.12     1,617,000.00
                    19,000     LILLY ELI & CO                                  794,112.40     1,360,875.00
                    32,560     MCKESSON HBOC INC                               580,874.25     1,045,990.00
                    23,000     MEDTRONIC INC                                   171,646.13     1,791,125.00




See accompanying notes to investment securities             3                                                    (continued)

                                 CLEARWATER GROWTH FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                  FACE                                                                                         PERCENT
                 AMOUNT                                                                        MARKET            OF
                OR SHARES                       SECURITY                       COST           VALUE (a)      NET ASSETS
HEALTH CARE (Cont'd)
                     9,200     MERCK & CO INC                                  431,401.00       680,800.00
                    35,500     PFIZER INC                                      354,583.00     3,896,125.00
                     2,000     PHARMACIA & UPJOHN INC                           69,876.21       113,625.00
                     5,600     SCHERING PLOUGH CORP                            179,068.00       296,800.00
                    12,000     SMITHKLINE BEECHAM P L C                        345,855.00       792,750.00
                    17,500     STRYKER CORP                                    270,380.65     1,052,187.50
                       600     UNITED HEALTHCARE CORP                           29,267.28        37,575.00
                    43,750     WARNER LAMBERT CO                             1,256,506.53     3,035,156.25
                                                                          ---------------- ----------------
                                                                             7,535,790.60    22,683,327.50         15.28%
MULTI-INDUSTRY
                       600     TEXTRON INC                                      38,736.00        49,387.50
                                                                          ---------------- ----------------
                                                                                38,736.00        49,387.50          0.03%
RAW MATERIALS
                     1,400     ALCOA INC                                        50,629.50        86,625.00
                     1,000     DOW CHEM CO                                      92,122.54       126,875.00
                     4,300     DU PONT E I DE NEMOURS & CO                     250,364.38       293,743.75
                       300     GEORGIA PAC CORP                                  5,990.16         7,575.00
                     1,200     INTERNATIONAL PAPER CO                           56,047.00        60,600.00
                     2,100     KIMBERLY CLARK CORP                             108,976.05       119,700.00
                    22,500     MONSANTO CO                                     329,839.69       887,343.75
                                                                          ---------------- ----------------
                                                                               893,969.32     1,582,462.50          1.07%
RETAIL
                       900     ALBERTSONS INC                                   35,960.25        46,406.25
                       900     COSTCO COS INC (b)                               39,156.25        72,056.25
                     1,200     CVS CORP                                         37,761.00        60,900.00
                     1,700     DAYTON HUDSON CORP                               60,597.48       110,500.00
                    19,500     FEDERATED DEPT STORES INC DEL (b)               513,045.00     1,032,281.25
                     2,363     GAP INC                                          39,067.00       119,010.93
                    51,500     HOME DEPOT INC                                   50,381.91     3,318,531.25
                    46,000     KOHLS CORP (b)                                  758,178.75     3,550,625.00
                     1,800     KROGER CO                                        32,335.26        50,287.50
                       300     LOWES COS INC                                    11,643.00        17,006.25
                     1,500     MAY DEPT STORES CO                               57,297.50        61,312.50
                     1,600     SAFEWAY INC (b)                                  47,173.04        79,200.00
                     1,200     SEARS ROEBUCK & CO                               55,159.56        53,475.00
                       300     TJX COS INC NEW                                   7,105.50         9,993.75
                    16,600     WAL MART STORES INC                             481,603.12       800,950.00
                    50,000     WALGREEN CO                                     632,788.70     1,468,750.00
                                                                          ---------------- ----------------
                                                                             2,859,253.32    10,851,285.93          7.31%
TECHNOLOGY
                    23,500     ADC TELECOMMUNICATIONS INC (b)                  538,040.05     1,070,718.75
                     1,700     ALLIED SIGNAL INC                                63,195.80       107,100.00
                    38,000     ANALOG DEVICES INC (b)                          681,654.00     1,907,125.00
                     1,500     APPLIED MATERIALS INC (b)                        54,672.06       110,812.50
                    22,000     ASM LITHOGRAPHY HLDG N V (b)                    422,301.25     1,306,250.00
                    19,000     BOEING CO                                       449,445.00       839,562.50
                    85,500     CISCO SYS INC (b)                               278,270.35     5,514,750.00
                    15,000     COMPUTER ASSOC INTL INC                         514,842.00       825,000.00
                     8,400     DELL COMPUTER CORP (b)                          110,222.76       310,800.00
                     3,200     E M C CORP MASS (b)                              47,098.00       176,000.00
                     3,300     HEWLETT PACKARD CO                              209,029.39       331,650.00
                    52,000     INTEL CORP                                      208,329.75     3,094,000.00
                     9,600     INTERNATIONAL BUSINESS MACHS                    623,325.50     1,240,800.00
                    19,000     LEGATO SYSTEMS INC (b)                          157,970.10     1,097,250.00
                    13,130     LUCENT TECHNOLOGIES INC                         423,004.20       885,454.37
                    52,000     MICROSOFT CORP (b)                               83,073.61     4,689,750.00
                       120     NORTEL NETWORKS CORP                              6,924.50        10,417.50
                    39,750     ORACLE CORP (b)                                  83,951.14     1,475,718.75
                    64,000     PARAMETRIC TECHNOLOGY CORP (b)                  417,553.25       888,000.00




See accompanying notes to investment securities             4                                                    (continued)

                                 CLEARWATER GROWTH FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                  FACE                                                                                         PERCENT
                 AMOUNT                                                                        MARKET            OF
                OR SHARES                       SECURITY                       COST           VALUE (a)      NET ASSETS
TECHNOLOGY (Cont'd)
                    34,000     PEOPLESOFT INC (b)                              445,907.50       586,500.00
                     1,100     RAYTHEON CO                                      58,778.50        77,412.50
                       600     SUN MICROSYSTEMS INC (b)                         14,325.00        41,325.00
                    29,000     TELLABS INC (b)                                 298,665.30     1,959,312.50
                       400     TEXAS INSTRS INC                                 24,274.00        58,000.00
                       300     UNISYS CORP (b)                                   8,118.00        11,681.25
                     8,696     UNITED TECHNOLOGIES CORP                        458,792.54       623,394.50
                    11,000     XEROX CORP                                      426,875.15       649,687.50
                    38,000     XILINX INC (b)                                  579,697.78     2,175,500.00
                                                                          ---------------- ----------------
                                                                             7,688,336.48    32,063,972.62         21.60%
TRANSPORTAION
                       600     AMR CORP DEL (b)                                 35,793.00        40,950.00
                     1,500     BURLINGTON NORTHN SANTA FE                       48,067.50        46,500.00
                       400     DELTA AIR LINES INC DE                           20,824.50        23,050.00
                    23,200     FDX CORP (b)                                    523,042.27     1,258,600.00
                       300     NORFOLK SOUTHN CORP                               8,980.50         9,037.50
                       300     SOUTHWEST AIRLS CO                                6,712.00         9,337.50
                                                                          ---------------- ----------------
                                                                               643,419.77     1,387,475.00          0.93%
UTILITIES
                     2,500     ALLTEL CORP                                     141,256.25       178,750.00
                     4,950     AMERICAN ELEC PWR INC                           208,062.63       185,934.37
                     7,200     AMERITECH CORP                                  341,311.50       529,200.00
                    41,626     AT & T CORP (b)                               1,809,138.69     2,323,251.12
                    11,500     BELL ATLANTIC CORP                              561,109.13       751,812.50
                    18,350     BELLSOUTH CORP                                  687,385.49       860,156.25
                     9,200     CENTRAL & SOUTH WEST CORP                       230,652.00       215,050.00
                     2,100     COASTAL CORP                                     67,063.50        84,000.00
                     4,400     CONSOLIDATED EDISON INC                         197,939.04       199,100.00
                     1,700     DOMINION RES INC VA                              66,133.25        73,631.25
                     4,500     DUKE ENERGY CO                                  245,801.31       244,687.50
                     2,500     EDISON INTL                                      64,087.50        66,875.00
                     4,200     ENRON CORP                                      238,202.00       343,350.00
                     2,300     ENTERGY CORP                                     64,644.25        71,875.00
                     3,450     FPL GROUP INC                                   193,741.38       188,456.25
                     3,600     GTE CORP                                        161,666.00       272,700.00
                       400     LEVEL 3 COMMUNICATIONS INC (b)                   16,475.00        24,025.00
                    19,536     MCI WORLDCOM INC (b)                          1,337,693.92     1,681,317.00
                     7,100     PG&E CORP                                       222,544.75       230,750.00
                     1,700     PUBLIC SVC ENTERPRISE GROUP                      62,964.50        69,487.50
                     2,500     RELIANT ENERGY INC                               66,281.25        69,062.50
                    21,900     SBC COMMUNICATIONS INC                          800,184.00     1,270,200.00
                     2,600     SONAT INC                                        64,018.50        86,125.00
                     8,100     SOUTHERN CO                                     196,036.01       214,650.00
                     9,200     SPRINT CORP COM                                 337,910.53       485,875.00
                       800     SPRINT CORP PCS COM SER 1 (b)                    10,146.79        45,700.00
                     4,600     TEXAS UTILS CO                                  194,088.54       189,750.00
                     1,954     U S WEST INC NEW                                 82,733.27       114,797.50
                     1,800     UNICOM CORP                                      63,145.50        69,412.50
                     5,300     WILLIAMS COS INC                                179,406.65       225,581.25
                                                                          ---------------- ----------------
                                                                             8,911,823.13    11,365,562.49          7.66%





See accompanying notes to investment securities             5                                                    (continued)

                                 CLEARWATER GROWTH FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                  FACE                                                                                         PERCENT
                 AMOUNT                                                                        MARKET            OF
                OR SHARES                       SECURITY                       COST           VALUE (a)      NET ASSETS
CASH EQUIVALENTS

CASH OR CASH EQUIVALENT
                601,986.80     SSGA MONEY MARKET                               601,986.80       601,986.80          0.41%
                                                                          ---------------- ---------------- --------------

Grand Total (d)                                                             60,950,229.74   148,512,270.72        100.04%
                                                                          ================ ================ ==============


Notes to Investments in Securities

                   (a)Securities  are valued in accordance  with procedures
                      described in note 2 to the financial statements.

                   (b)Currently non-income producing assets.

                   (c)Security  purchased  on May  23,  1995  at a cost  of
                      $401,720 as part of a private placement that has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. May be sold only to dealers in that program or other accredited investors.

                   (d)At June 30,  1999,  the cost for  Federal  income tax
                      purposes  was   $60,950,230.   The  aggregate   gross
                      unrealized    appreciation    and   depreciation   of
                      investments in securities based of this cost were as follows:
                          Gross unrealized appreciation           88,047,549.23
                          Gross unrealized depreciation             (485,508.25)
                                                                ----------------
                               Net unrealized appreciation        87,562,040.98
                                                                ================








See accompanying notes to investment securities             6                                                    (continued)

                                 CLEARWATER SMALL CAP FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                     FACE                                                                                            PERCENT
                    AMOUNT                                                                           MARKET             OF
                   OR SHARES                    SECURITY                              COST          VALUE (a)       NET ASSETS

COMMON STOCKS

BANKS
                      45,400    REPUBLIC SEC FINL CORP                             468,059.65       380,225.00
                      12,372    SUN BANCORP INC N J (b)                            160,845.35       216,510.00
                                                                              ---------------- ----------------
                                                                                   628,905.00       596,735.00           1.23%
BUSINESS SERVICES
                      76,700    ALIGN RITE INTL INC (b)                            974,735.71     1,064,212.50
                      30,300    AMBASSADORS INTL INC (b)                           434,888.00       450,712.50
                      39,000    ARMOR HLDGS INC (b)                                429,000.00       407,062.50
                      48,435    BALLANTYNE OMAHA INC (b)                           358,419.20       369,316.87
                      27,300    DSP GROUP INC (b)                                  625,432.23       982,800.00
                      28,000    EDWARDS J D & CO (b)                               429,956.37       518,000.00
                      65,600    ROCKY MTN INTERNET INC (b)                         163,837.50       787,200.00
                                                                              ---------------- ----------------
                                                                                 3,416,269.01     4,579,304.37           9.43%
CAPITAL GOODS
                      21,300    ALPINE GROUP INC (b)                               367,742.38       342,131.25
                      64,800    BLUEGREEN CORP (b)                                 457,397.43       348,300.00
                      71,100    BOLT TECHNOLOGY CORP (b)                           126,247.38       408,825.00
                      26,500    CAMERON ASHLEY BUILDING PROD (b)                   312,314.85       276,593.75
                      26,850    D.R.HORTON INC                                     496,996.99       446,381.25
                      19,500    GASONICS INTL CORP (b)                              82,988.72       273,000.00
                      22,400    GIANT CEM HLDG INC (b)                             485,547.00       512,400.00
                      30,300    HELIX TECHNOLOGY CORP                              409,581.79       725,306.25
                      39,600    HERLEY INDUSTRIES INC (b)                          234,888.17       517,275.00
                      23,400    HUSSMANN INTL INC                                  391,503.96       387,562.50
                     105,000    INTERNATIONAL FIBERCOM INC (b)                     754,222.02       954,843.75
                      90,800    JPM CO (b)                                       1,078,399.52     1,180,400.00
                      25,500    PARLEX CORP (b)                                    333,562.50       401,625.00
                      20,600    PENN ENGR & MFG CORP                               459,361.25       463,500.00
                      50,000    SAXTON INC (b)                                     371,387.50       275,000.00
                      12,300    TEXAS INDS INC                                     330,781.46       476,625.00
                                                                              ---------------- ----------------
                                                                                 6,692,922.92     7,989,768.75          16.45%
CONSUMER DURABLES
                      55,000    NOBLE INTL LTD (b)                                 623,310.76       880,000.00
                      28,200    PULASKI FURNITURE CORP                             643,768.50       574,575.00
                      40,000    ROWE COS                                           438,200.01       417,500.00
                                                                              ---------------- ----------------
                                                                                 1,705,279.27     1,872,075.00           3.85%
CONSUMER SERVICES
                      31,800    CALLAWAY GOLF CO                                   508,093.32       465,075.00
                      46,700    REMEC INC (b)                                      516,719.50       753,037.50
                                                                              ---------------- ----------------
                                                                                 1,024,812.82     1,218,112.50           2.51%
ENERGY
                      10,400    DRIL QUIP INC (b)                                  200,709.04       238,550.00
                      71,000    FOREST OIL CORP (b)                                766,800.00       891,937.50
                      43,000    GULF IS FABRICATION INC (b)                        484,165.31       513,312.50
                      53,362    MIDCOAST ENERGY RES INC                            794,117.65       860,462.25
                      21,500    OCEANEERING INTL INC (b)                           321,494.41       346,687.50
                      19,600    PETROLEUM GEO SVCS AS (b)                          301,030.14       291,550.00
                      22,500    ST MARY LD & EXPL CO                               376,873.70       462,656.25
                      55,600    TRICO MARINE SVCS INC (b)                          403,360.97       364,875.00
                      19,000    WILLBROS GROUP INC (b)                             151,895.75       161,500.00
                                                                              ---------------- ----------------
                                                                                 3,800,446.97     4,131,531.00           8.51%

See accompanying notes to investment securities             1                                                    (continued)

                                 CLEARWATER SMALL CAP FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                     FACE                                                                                            PERCENT
                    AMOUNT                                                                           MARKET             OF
                   OR SHARES                    SECURITY                              COST          VALUE (a)       NET ASSETS

FINANCIAL SERVICES
                      15,700    AMERICAN SAFETY INSURANCE GRP (b)                  172,700.00       132,468.75
                      13,539    AMERUS LIFE HLDGS INC                              402,635.52       365,553.00
                      49,950    FACTUAL DATA CORP (b)                              416,635.25       527,596.87
                      26,000    FREEDOM SECS CORP                                  413,179.87       445,250.00
                      44,300    GILMAN CIOCIA INC (b)                              394,248.83       407,006.25
                      32,300    INTERCONTINENTAL LIFE CORP (b)                     414,150.00       302,812.50
                      31,800    KINNARD INVTS INC (b)                              155,796.75       130,181.25
                      58,000    LONDON PAC GROUP LTD                               807,115.95     1,334,000.00
                      20,500    OAK HILL FINL INC                                  404,125.00       374,125.00
                      36,610    PACIFIC CREST CAP INC                              302,386.37       558,302.50
                      58,450    PENN AMERICA GROUP INC                             588,131.19       606,418.75
                      21,800    PENN TREATY AMERN CORP (b)                         397,122.35       524,562.50
                      14,700    QUEENS CNTY BANCORP                                216,500.44       475,912.50
                                                                              ---------------- ----------------
                                                                                 5,084,727.52     6,184,189.87          12.73%
HEALTH CARE
                      37,200    COLORADO MED TECH INC (b)                          247,646.00       816,075.00
                      48,400    ENDOSONICS CORP (b)                                352,346.05       338,800.00
                      18,000    HANGER ORTHOPEDIC GROUP (b)                        235,796.47       255,375.00
                      39,600    ICN PHARMACEUTICALS INC                            577,895.76     1,274,625.00
                      75,000    ORTHOLOGIC CORP (b)                                248,430.16       185,156.25
                      51,000    PLASMA THERM INC (b)                               220,999.50       140,250.00
                      30,800    RIGHTCHOICE MANAGED CARE INC (b)                   341,271.00       352,275.00
                      13,000    ROBERTS PHARMACEUTICAL CORP (b)                    237,650.20       315,250.00
                     149,200    UROCOR INC (b)                                     835,345.54       732,012.50
                                                                              ---------------- ----------------
                                                                                 3,297,380.68     4,409,818.75           9.08%
MULTI-INDUSTRY
                      37,000    MULTI LINK TELECOMMUNICATIONS (b)                  221,224.00       242,812.50
                      30,200    MULTI LINK TELECOMMUNICATIONS RTS (b)                3,020.00        18,875.00
                                                                              ---------------- ----------------
                                                                                   224,244.00       261,687.50           0.54%
RAW MATERIALS
                      30,400    CHIEFTAIN INTL INC (b)                             514,520.00       532,000.00
                       8,900    COMMERCIAL METALS CO                               222,941.60       253,650.00
                      46,000    EASCO INC                                          354,067.90       485,875.00
                      31,000    MERCER INTL INC                                    302,587.60       186,000.00
                      57,000    NORTHWEST PIPE CO (b)                              907,315.04       947,625.00
                      18,100    SPARTECH CORP                                      261,004.63       572,412.50
                                                                              ---------------- ----------------
                                                                                 2,562,436.77     2,977,562.50           6.13%
RETAIL
                      14,600    BUCKLE INC (b)                                     306,097.50       419,750.00
                      47,700    DEB SHOPS INC                                      562,056.07       948,037.50
                      86,500    ELDER BEERMAN STORES CORP NEW (b)                1,046,886.83       632,531.25
                      18,700    SCHULTZ SAV O STORES INC                           201,045.83       299,200.00
                                                                              ---------------- ----------------
                                                                                 2,116,086.23     2,299,518.75           4.73%
TECHNOLOGY
                      41,350    AEROFLEX INC (b)                                   432,845.85       816,662.50
                       2,650    ALPHA INDS INC (b)                                  92,418.75       126,206.25
                      69,000    AMKOR TECHNOLOGY INC (b)                           517,458.25       707,250.00
                      28,000    ANALYTICAL SURVEYS INC (b)                         683,640.74       696,500.00
                      14,200    APPLIED SCIENCE & TECH INC (b)                     156,200.00       319,500.00
                      24,400    ENGINEERED SUPPORT SYS INC                         331,250.00       288,225.00
                     118,100    ENLIGHTEN SOFTWARE SOLUTIONS (b)                   426,261.18       405,968.75
                      20,300    GALILEO TECHNOLOGY LTD (b)                         485,606.92       919,843.75
                      11,800    INTERVOICE INC (b)                                 126,295.91       170,362.50
                      31,000    MTS SYS CORP                                       396,306.25       377,812.50
                      27,900    NANOMETRICS INC (b)                                189,760.12       219,712.50
                      52,000    OPTI INC (b)                                       301,461.16       316,062.50
                      38,200    ORCAD INC (b)                                      273,471.28       484,662.50
                      32,350    WATKINS JOHNSON CO.                                766,548.72       954,325.00
                                                                              ---------------- ----------------
                                                                                 5,179,525.13     6,803,093.75          14.01%

See accompanying notes to investment securities             2                                                    (continued)

                                 CLEARWATER SMALL CAP FUND

                        SCHEDULE OF INVESTMENTS AT JUNE 30, 1999

                     FACE                                                                                            PERCENT
                    AMOUNT                                                                           MARKET             OF
                   OR SHARES                    SECURITY                              COST          VALUE (a)       NET ASSETS

TRANSPORTATION
                      72,000    ANANGEL AMERN SHIPHOLDINGS LTD (b)                 276,832.50       389,250.00
                                                                              ---------------- ----------------
                                                                                   276,832.50       389,250.00           0.80%
UTILITIES
                      16,700    CONNECTICUT WTR SVC INC                            400,501.15       459,250.00
                      23,700    PROVIDENCE ENERGY CORP                             438,154.75       632,493.75
                                                                              ---------------- ----------------
                                                                                   838,655.90     1,091,743.75           2.25%
CASH EQUIVALENTS

CASH OR CASH EQUIVALENT
                3,979,265.76    SSGA MONEY MARKET                                3,979,265.76     3,979,265.76           8.19%
                                                                              ---------------- ---------------- ---------------

Grand Total (c)                                                                 40,827,790.48    48,783,657.25         100.44%
                                                                              ================ ================ ===============

Notes to Investments in Securities

                    (a)Securities are valued in accordance with procedures
                       described in note 2 to the financial statements.

                    (b)Currently non-income producing assets.

                    (c)At June 30, 1999,  the cost for Federal  income tax
                       purposes  was  $40,827,790.   The  aggregate  gross
                       unrealized   appreciation   and   depreciation   of
                       investments  in securities  based of this cost were
                       as follows:
                          Gross unrealized appreciation           9,685,814.85
                          Gross unrealized depreciation          (1,729,948.08)
                                                               ----------------
                               Net unrealized appreciation         7,955,866.77
                                                               ================









See accompanying notes to investment securities             3                                                    (continued)